OTHER COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended	107 Months Ended			12 Months Ended
	Dec. 31, 2003 GBP (£) tax_lease	Dec. 13, 2012 tax_lease	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Golar LNG Partners tax_lease
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases			$ 1,997,657,000	$ 700,726,000
Tax lease benefits:
Number of tax leases	6
Gross amount received from tax lease benefit (in GBP)	41,000,000
Number of tax leases terminated		5
Number of tax leases remaining					1
Other commitment to pay third party			$ 1,000,000